Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	$ 456,325	$ 505,639	$ 552,174	$ 805,242
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	202
Derivative Liability, Current	39,263	12,205
Assets Held-for-sale, Not Part of Disposal Group, Current	65,458	0
Short-term Debt	50,000	0
Loans to equity-accounted investees	8,241	169,197
Long-term debt – non-public (note 9)	(2,827,152)	(3,319,523)
Finance Lease, Liability	1,825,692	1,673,845
Recurring | Level 3 | Stock Purchase Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	0	12,026	$ 30,749
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	454,867	505,639
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross Currency Interest Swap Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	0	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	42,104	29,122
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign Currency Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	202	0
Carrying Amount Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	(86)
Derivative Liability, Current		(57)
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock Purchase Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	0	12,026
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	37,240	0
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	454,867	505,639
Fair Value Asset (Liability) | Recurring | Level 2 | Cross Currency Interest Swap Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	0	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	42,104	29,122
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign Currency Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	202	0
Fair Value Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	(86)
Derivative Liability, Current		(57)
Fair Value Asset (Liability) | Recurring | Level 3 | Stock Purchase Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	0	12,026
Fair Value Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	37,240	0
Interest Rate Swap Agreements | Carrying Amount Asset (Liability) | Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	3,099	9,640
Freight forward agreements	(52,453)	(43,175)
Interest Rate Swap Agreements | Fair Value Asset (Liability) | Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	3,099	9,640
Freight forward agreements	(52,453)	(43,175)
Public [Member] | Carrying Amount Asset (Liability) | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt – non-public (note 9)	(619,794)	(856,986)
Public [Member] | Fair Value Asset (Liability) | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt – non-public (note 9)	(655,977)	(851,470)
Private [Member] | Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	50,000	0
Long-term debt – non-public (note 9)	(2,207,358)	(2,462,537)
Finance Lease, Liability	1,825,692	1,673,845
Private [Member] | Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt, Fair Value	(50,000)	0
Long-term debt – non-public (note 9)	(2,180,440)	(2,395,300)
Finance Lease, Liability	$ 1,877,558	$ 1,652,345